Common Stock (Details Narrative) - USD ($)			6 Months Ended
	Dec. 31, 2015	Dec. 21, 2015	Mar. 31, 2016
Value of restricted common stock purchased during the period			$ 15,000
Recognized compensation costs			$ 252,000
48 Investors [Member]
Number of restricted common stock purchased during the period	2,760,000
Value of restricted common stock purchased during the period	$ 276,000
Shares issued price per share	$ 0.10
15 Individuals [Member]
Number of restricted common stock purchased during the period		1,800,000
Value of restricted common stock purchased during the period		$ 28,000
Shares issued price per share		$ 0.01
Individuals [Member]
Number of common stock shares sold during the period		2,800,000
Number of common stock sold during the period		$ 280,000
Mr. Lim Wee Lee [Member]
Number of restricted common stock purchased during the period			48,000,000
See Kok Chong [Member]
Number of restricted common stock purchased during the period			48,000,000
Liew Siow Gian Patrick [Member]
Number of restricted common stock purchased during the period			24,000,000
Greenpro Venture Capital Limited [Member]
Number of restricted common stock purchased during the period			30,000,000
Chief Financial Officer [Member]
Number of restricted common stock purchased during the period		1,000,000
Shares issued price per share		$ 0.01